CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	At fair value [member]	Capital reserve [member]	Deficit [member]	Total
Beginning Balance at Dec. 31, 2018	$ 130,912	$ 16,833	$ 3,178	$ (182)	$ 19,829	$ (78,085)	$ 72,656
Beginning Balance (shares) at Dec. 31, 2018	169,165
Shares and warrants issued pursuant to the acquisition of Beadell Resources Limited (note 5)	$ 93,235	2,646			2,646		95,881
Shares and warrants issued pursuant to the acquisition of Beadell Resources Limited (note 5) (shares)	103,593
Shares issued upon conversion of MACA Limited borrowings	$ 10,524						10,524
Shares issued upon conversion of MACA Limited borrowings (shares)	14,078
Share options exercised	$ 702	(196)			(196)		506
Share options exercised (shares)	917
Shares issued for bought deal financing (note 16(f))	$ 15,939						15,939
Shares issued for bought deal financing (note 16(f)) (shares)	23,000
Restricted and deferred share units settled	$ 874	(434)			(434)		440
Restricted and deferred share units settled (shares)	1,188
Share-based compensation		1,726			1,726		1,726
Comprehensive income (loss)			(6,150)	(1)	(6,151)	(91,022)	(97,173)
Ending Balance at Dec. 31, 2019	$ 252,186	20,575	(2,972)	(183)	17,420	(169,107)	100,499
Ending Balance (shares) at Dec. 31, 2019	311,941
Share options exercised	$ 964	(244)			(244)		720
Share options exercised (shares)	1,280
Shares issued for bought deal financing (note 16(f))	$ 14,705						14,705
Shares issued for bought deal financing (note 16(f)) (shares)	40,250
Restricted and deferred share units settled	$ 978	(978)			(978)
Restricted and deferred share units settled (shares)	1,474
Shares issued upon settlement of obligation	$ 39						39
Shares issued upon settlement of obligation (shares)	88
Share-based compensation		2,462			2,462		2,462
Comprehensive income (loss)			(7,057)	1	(7,056)	334	(6,722)
Ending Balance at Dec. 31, 2020	$ 268,872	$ 21,815	$ (10,029)	$ (182)	$ 11,604	$ (168,773)	$ 111,703
Ending Balance (shares) at Dec. 31, 2020	355,033